STOCK-BASED COMPENSATION PLANS - Fair Value of Each Option Grant Weighted Average Assumptions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Dividend yield (as a percent)	0.23%	0.26%	0.14%
Risk-free interest rate (as a percent)	2.20%	1.50%	1.80%
Stock price volatility (as a percent)	23.40%	26.90%	27.30%
Expected life (years)	5 years	5 years	5 years
Weighted average fair value of options granted during the year (in dollars per share)	$ 20.69	$ 14.96	$ 24.41